Deferred Revenue - Additional Information (Detail) - store	Dec. 31, 2020	Dec. 31, 2019
am/pm [member]
Summary of deferred revenue [line items]
Number of stores	58	63
Jet Oil [member]
Summary of deferred revenue [line items]
Number of stores	45	46